Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net (loss) income	$ (2,016,654)	$ 188,706	$ (3,730,948)	$ (1,486,257)
Gain on disposition of property and equipment			(8,734)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Increase in allowance for bad debts			15,687	38,264
Depreciation and amortization	295,745	67,574	630,086	262,882
Non-cash compensation	759,603	33,588	1,212,891	309,013
Amortization of discount on notes payable	99,157	260,035	707,698	2,322,909
Changes in assets and liabilities:
Accounts receivable, net	(61,151)	(70,545)	(485,112)	150,336
Deferred revenue	(15,517)		2,080,609
Inventory and other current assets, net	(156,405)	(85,213)	(347,278)	(319,911)
Accounts payable and accrued expenses - related party	(218,851)	(296,820)	715,654	58,242
Accounts payable and accrued expenses	389,485	133,701	131,378	19,403
Due from related party			1,496
Contingent liability	(26,250)	(39,045)	16,619
Net cash (used in) provided by operating activities	(950,838)	191,981	940,046	1,354,881
Cash flows from investing activities:
Investments in food related companies		(54,000)	(204,000)
Acquisition of Organic Food Brokers	(3,000,000)		(100,000)
Acquisition of property and equipment	(18,530)		(4,519)	(341,438)
Net cash provided by (used in) investing activities	(3,018,530)	(54,000)	13,847	(341,438)
Cash received in acquisition of The Fresh Diet			277,885
Cash received in sale of property and equipment			44,481
Cash flows from financing activities:
Common stock sold for cash	4,288,596		1,585,000
Common stock sold for exercise of options and warrants	415,200		357,000
Purchase of treasury stock for cash		(60,000)	(60,000)	(100,000)
Borrowings on revolving credit facilities	954,120		585,543
Payments made on revolving credit facilities	(1,314,991)		(1,446,072)
Proceeds from bank loan				324,676
Principal payments on debt	(215,133)	(183,370)	(816,522)	(511,543)
Principal payments capital leases	(59,459)		(119,921)
Net cash provided by (used in) financing activities	4,068,333	(243,370)	85,028	(286,867)
Increase (decrease) in cash and cash equivalents	98,965	(105,389)	1,038,921	726,576
Cash and cash equivalents at beginning of period	3,112,526	2,073,605	2,073,605	1,347,029
Cash and cash equivalents at end of period	3,211,491	1,968,216	3,112,526	2,073,605
Cash paid during the period for:
Interest	22,045	15,460	52,319	48,278
Issuance of 846,263 shares of common stock for conversion of notes payable and accrued interest			211,567	293,426
Issuance of 16,202 shares of common stock under cashless exercise of warrants			350,000	26
Increase in acquisition intangible assets due to deferred tax liability			1,069,200
Payoff of common stock from proceeds of bank term loan				675,324
Issuance of 10,000,000 shares of common stock for acquisition of The Fresh Diet			14,000,000
Discount on notes payable due to extension of term			732,565
Additions to vehicles under capital lease			85,464
Issuance of 175,000 shares of common stock to officers, previously accrued			65,835
Issuance of shares previously subscribed				7,302
Mortgage and purchase of land and building				$ 546,000